Deposits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total	$ 1,484,731	$ 1,392,045
Time Deposits [Member]
2025	142,536
2026	2,105
2027	1,041
2028	257
2029	0
Thereafter	0
Total	145,939
Other Time Deposits [Member]
2025	182,425
2026	7,837
2027	3,320
2028	868
2029	725
Thereafter	0
Total	$ 195,175